UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:               April 30, 2015

Date of reporting period:           July 31, 2014

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2014.

Tridan Corp.
Schedule of Investments-Form N-Q	2014
July 31, 2014	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized gain (Loss)

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	463,934	463,934	490,723	26,789

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	507,180	507,180	529,360	22,180

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	222,571	222,571	243,546	20,975

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	313,718	313,718	325,990	12,272

NY Unlimited Tax
(Par Call August 1, 2019 @100)
5.0% due August 1, 2026	350,000	353,607	353,607	405,475	51,868

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	764,884	764,884	816,255	51,371

N.Y.S. Dormitory Authority Revs
State Personal Income Ref Education
5.50% due March 15, 2025	500,000	549,347	549,347	632,645	83,298

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	441,842	441,842	484,047	42,205

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	599,521	599,521	651,632	52,111

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,022,902	1,022,902	1,082,690	59,788

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,057,924	1,057,924	1,187,660	129,736

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,045,051	1,045,051	1,187,850	142,799

N.Y.S. Dormitory Authority Revs
Nonst Supported Debt-NYU
(Par Call July1, 2018 @100)
5.0% due July 1, 2029	300,000	300,000	300,000	336,087	36,087

N.Y.S. Dormitory Authority Lease Revs
Mental Health Svcs Facs
(Par Call August 15, 2020 @100)
5.0% due August 15, 2023	420,000	425,196	425,196	480,169	54,973

N.Y.S. Dormitory Authority Revs
State Personal Income Tax Rev Ed School
Impt (Par Call March 15, 2018 @100)
5.0% due March 15, 2022	750,000	774,518	774,518	855,000	80,482

N.Y.S. Dormitory Authority Revs
State Personal Income Tax Rev Ref Edu
5.50% due March 15, 2026	200,000	258,437	258,437	253,704	(4,733)

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,207,367	1,207,367	1,342,653	135,286

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	247,283	247,283	262,174	14,891

State of NY local Govt. Corp, Ref
5.5% due April 1, 2017	700,000	743,619	743,619	764,673	21,054

Rockville Center NY
Limited Tax
4.00% due June 15, 2022	200,000	228,033	228,033	222,636	(5,397)

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	435,000	438,337	438,337	439,846	1,509

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	446,571	446,571	469,146	22,575

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	185,000	191,944	191,944	189,395	(2,549)

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	524,464	524,464	596,395	71,931

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	278,489	278,489	277,706	(783)

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2021	200,000	178,539	178,539	201,968	23,429

Rhinebeck NY Central School District
Unlimited Tax
(Par Call June 15, 2023 @100)
4.00% due June 15, 2025	535,000	592,450	592,450	583,123	(9,327)

NYC Transitional Fin Auth
Rev Future Tax
(Par Call November 1, 2022 @100)
5.00% due November 1, 1026	550,000	614,576	614,576	645,783	31,207

Port Authority of NY and NJ
Cons 142nd
(Par Call January 15, 2016 @100)
5.0% due July 15, 2030	200,000	199,922	199,922	209,878	9,956

Port Authority of NY and NJ
Cons 144th
(Par Call October 1, 2016 @100)
5.0% due October 1, 2027	300,000	302,570	302,570	325,161	22,591

Port Authority of NY and NJ
Cons 85th
5.375% due March 1, 2028	150,000	154,256	154,256	182,450	28,194

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	994,057	994,057	1,177,760	183,703

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2nd Gen
(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	514,764	514,764	572,820	58,056

City of New York Transitional Finance
Auth Rev Sub future Tax Secured
( Par call June 15, 2018 and 2019 @100)
5.0% due November 1,2020	500,000	535,060	535,060	592,890	57,830
5.0% due November 1,2021	1,000,000	1,069,553	1,069,553	1,185,780	116,227

New York State Urban development
5.00% due January 1, 2017	225,000	235,417	235,417	249,406	13,989

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,012,449	1,012,449	1,087,190	74,741

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	779,928	779,928	882,900	102,972

State of NY Local Gov't
Assistance Corp.
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	209,006	209,006	229,996	20,990

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	590,000	591,601	591,601	629,412	37,811

Pawling, NY Central School District
Ref Unlimited Tax
4.00% due November 15, 2015	330,000	340,692	340,692	345,279	4,587

Hilton NY Central School District
Unlimited Tax
4.00% due June 15, 2019	500,000	561,710	561,710	558,280	(3,430)

Cold Spring Harbor, NY Central School District
Ref Unlimited Tax
5.00% due February 1, 2016	100,000	103,250	103,250	106,974	3,724

Starpoint, NY Central Scool District
Ref Unlimited Tax
5.00% due June 15, 2018	850,000	956,467	956,467	978,138	21,671

Queensbury New York Union Free
School District Unlimited Tax
4.00% due December 15, 2018	225,000	243,236	243,236	252,353	9,117

Brookhaven, New York
Unlimited Tax
5.00% due November 15, 2019	450,000	502,995	502,995	535,023	32,028

Starpoint, NY Central Scool District
Ref Unlimited Tax
5.00% due June 15, 2020	250,000	290,248	290,248	295,930	5,682

Bethlehem, NY Central Scool District
Unlimited Tax
4.00% due January 15, 2021	500,000	551,504	551,504	558,745	7,241

Riverhead, New York
Limited Tax
4.0% due June 1, 2021	1,005,000	1,109,818	1,109,818	1,138,720	28,902

Nassau County, NY
Gen Impt Unlimited Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	573,868	573,868	583,281	9,413

New York, NY					-
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	554,277	554,277	593,099	38,822

Greece, NY Central Scool District
Unlimited Tax
5.00% due December 15, 2023	500,000	582,801	582,801	587,425	4,624

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax					-
5.00% due December 15, 2020	250,000	273,611	273,611	299,628	26,017

Clarkstown NY Central School Dsitrict
4.00% due May 15, 2019	500,000	559,272	559,272	562,375	3,103

Wantagh NY UN Free School District
5.00% due September 01, 2021	550,000	645,094	645,094	662,888	17,794

Central Islip NY Union Fee School
District Ref Unlimited Tax
5.00% due July 15, 2022	750,000	917,281	917,281	902,154	(15,127)

Syosset NY Central School
5.00% due December 15, 2022	125,000	144,760	144,760	149,798	5,038

Brentwood NY UN Free School
District Ref Unlimited Tax	430,000	485,311	485,311	521,947	36,636

North Babylon NY UN Free School
District
(Par Call August 01, 2022)
5.00% Due August 01, 2023	250,000	296,233	296,233	297,928	1,695

Battery Park City NY
(Par Call November 01, 2023)
5.00% due November 01, 2029	140,000	158,757	158,757	163,946	5,189

Connetquot NY Central School District
Unlimited Tax
5.00% due January 15, 2024	400,000	450,437	450,437	487,288	36,851

Onondaga County NY Ref
Unlimited Tax
5.00% due March 15, 2024	285,000	340,056	340,056	346,953	6,897

Bayport- Blue Point NY UN Free
School District Ref Unlimited
5.00% due September 15, 2024	250,000	308,948	308,948	308,453	(495)

Syosset NY Central School District
5.00% due December 15, 2022	735,000	831,942	831,942	858,329	26,387

Buffalo & Ft. Erie NY Pub Bridge
Authority Ref-Toll
5.00% due January 1, 2025	410,000	490,433	490,433	488,954	(1,479)

Util Debt Securitization
(Par Call December 15, 2023)
5.00% due December 12, 2028	500,000	554,850	554,850	591,015	36,165

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	35,000	35,095	35,095	35,151	56

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,039,598	1,039,598	1,062,034	22,436

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	273,710	273,710	276,108	2,398

	$33,290,000	$35,567,141	$35,567,141	$37,832,170	$2,265,029

Item 2.	Controls and Procedures.

(a)	The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 18, 2014

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	September 18, 2014